Note Derivative instruments and hedging activities (Non-hedging activities) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	$ (923)	$ (124)	$ (305)
Forward contracts | Mortgage Banking Activities
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	(1,484)	(160)	(389)
Interest rate swap | Other operating income
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	51	333	300
Foreign currency forward contracts | Other operating income
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	67	27	49
Foreign currency forward contracts | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	(14)	12	(4)
Interest rate cap | Other operating income
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	(48)	57	0
Indexed options on deposits | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	5,934	1,981	(334)
Bifurcated embedded options | Interest Expense
Derivative Instruments, Gain (Loss) [Line Items]
Amount of net gain (loss) recognized in income on derivatives	$ (5,429)	$ (2,374)	$ 73